Private Placement - Additional Information (Detail) - USD ($)			6 Months Ended	9 Months Ended
	Sep. 14, 2021	Sep. 09, 2021	Sep. 30, 2021	Dec. 31, 2021
Class of Stock [Line Items]
Proceeds from sale of warrants	$ 5,095,733		$ 5,095,733	$ 5,095,733
Private Placement Warrants [Member]
Class of Stock [Line Items]
Class of warrant or right, exercise price of warrants or rights		$ 11.5
Class of warrants or rights warrants issued during the period units	3,397,155	3,397,155
Class of warrants or rights issued issue price per unit	$ 1.5	$ 1.5
Proceeds from sale of warrants	$ 5,095,733	$ 5,095,733
Common Class A [Member] | Private Placement Warrants [Member]
Class of Stock [Line Items]
Number of Securities Called by Each Warrant or Right		1		1